ISSUANCE OF ORDINARY SHARES (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 $ / shares shares
REFERRED SHARES [Line Items]
Authorized capital | $			$ 10,000
Ordinary shares, shares authorized			500,000,000			500,000,000
Ordinary shares, par value | $ / shares	$ 0.00002		$ 0.00002			$ 0.00002
Issuance of shares | ¥		¥ 663,235,987
Ordinary shares, shares outstanding			132,146,074			156,864,737
Issuance of shares (in shares)	16,560,000
Payments of Stock Issuance Costs | $	$ 4,300,000
Proceeds from Issuance of Common Stock	$ 71,100,000	¥ 663,235,987	$ 96,463,673	¥ 0	¥ 0
Share Price In ADR | $ / shares	$ 18.15
Private Placement [Member]
REFERRED SHARES [Line Items]
Issuance of shares | $	$ 35,000,000		$ 126,300,000
Issuance of shares (in shares)	7,713,499	15,000,000	15,000,000
Shares Issued, Price Per Share | $ / shares	$ 4.54
American Depositary Shares [Member]
REFERRED SHARES [Line Items]
Issuance of shares | $	$ 4,140,000
Issuance of shares (in shares)		3,750,000	3,750,000